Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 - INCOME TAXES

Income taxes were as follows for the years ended December 31:

	2019	2018	2017
Current	$4,713	$2,444	$5,414
State	307	45	—
Deferred	663	151	435
Change in corporate tax rate	—	—	511
Income taxes	$5,683	$2,640	$6,360

Effective tax rates differed from the statutory federal income tax rate of 21% in 2019 and 2018 and 35% in 2017 due to the following:

	2019	2018	2017
Income taxes computed at the statutory federal tax rate	$8,308	$3,524	$7,781
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,194)	(834)	(1,107)
Low income housing tax credit	(903)	(903)	(686)
Cash surrender value of BOLI	(211)	(143)	(201)
Nondeductible merger costs	—	1,034	—
Change in corporate tax rate	—	—	511
Change in tax position BOLI	(353)	—	—
Other	36	(38)	62
Income tax expense	$5,683	$2,640	$6,360

The Tax Cut and Jobs Act, enacted on December 22, 2017, lowered the federal corporate income tax rate from 35% to 21% effective January 1, 2018.  As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $511 for the year ended December 31, 2017.

NOTE 14 - INCOME TAXES (Continued)

Year-end deferred tax assets and liabilities were due to the following:

	2019	2018
Deferred tax assets
Allowance for loan losses	$3,245	$3,056
Deferred compensation	1,191	1,217
Pension costs	81	—
Intangible assets	394	475
Purchase accounting adjustments	226	566
Net operating loss carryforward	1,081	1,374
Other	220	364
Deferred tax asset	6,438	7,052
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(808)	(556)
Discount accretion on securities	(18)	(31)
FHLB stock dividends	(969)	(1,053)
Unrealized gain on securities available for sale	(3,424)	(624)
Pension costs	—	(469)
Prepaids	(326)	(301)
BOLI	—	(337)
Other	(359)	(271)
Deferred tax liability	(5,904)	(3,642)
Net deferred tax asset	$534	$3,410

No valuation allowance was established at December 31, 2019 and 2018, due to the Company’s ability to carryforward net operating losses to taxes paid in future years and certain tax strategies, coupled with the anticipated future income as evidenced by the Company’s earning potential.

The Company and its subsidiaries are subject to U.S. federal income tax. The Company is subject to tax in Ohio based upon its net worth and in Indiana based upon its net income.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2016 have been closed for purposes of examination by the Internal Revenue Service.